Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Parenthetical) (Detail) - USD [member] $ in Millions	9 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Possible decrease in the value of foreign currency against the local currency.		0.01
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.8